Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 1
Net operating loss	$ 3,649,651	$ 2,064,725
Allowance for doubtful accounts	261,946	17,637
Intangible assets	118,740	(148,345)
Deferred rent	7,883	9,473
Stock-based compensation	128,827
Contributions carryforward	93
Total deferred tax assets	4,167,140	1,943,490
Property and equipment	(630)	(805)
Total deferred tax liabilities	(630)	(805)
Deferred tax assets, net	4,166,510	1,942,685
Beginning of year	(1,942,685)	(1,152,977)
(Increase) decrease during year	(2,223,825)	(789,708)
Ending balance	(4,166,510)	(1,942,685)
Net deferred tax asset